SEGMENT REPORTING - Geographic information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Revenues from External Customers and Long-Lived Assets
Revenue	¥ 111,714	$ 15,305	$ 174,045	¥ 104,929
Long-Lived Assets	26,212		101,198		$ 3,591
Greater China
Revenues from External Customers and Long-Lived Assets
Revenue	289	40	428	655
Long-Lived Assets	4,967		7,134		680
Asia/Eastern Europe
Revenues from External Customers and Long-Lived Assets
Revenue	102,955	14,105	134,304	38,700
Long-Lived Assets	17,787		54,694		2,437
North America
Revenues from External Customers and Long-Lived Assets
Revenue	8,470	$ 1,160	39,313	¥ 65,574
Long-Lived Assets	¥ 3,458		$ 39,370		$ 474